CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Mar. 31, 2023	Sep. 30, 2022
Common Class B [Member]
Ordinary shares, issued	3,020,969	3,020,969
Ordinary shares, outstanding	3,020,969	3,020,969
Common Class A [Member]
Ordinary shares, issued	56,465,870	20,062,658
Ordinary shares, outstanding	56,465,870	20,062,658